As filed with the Securities and Exchange Commission on November 20, 2007.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09010

TRANSAMERICA INVESTORS, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida	33716
(Address of principal executive offices)	(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2007 – September 30, 2007

Item 1. Schedule of Investments.

TRANSAMERICA PREMIER DIVERSIFIED EQUITY FUND

Schedule of Investments - September 30, 2007 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace - 4.0%
Boeing Co. (The)	55,000	$5,774
United Technologies Corp.	71,000	5,714
		11,488
Air Transportation - 0.9%
FedEx Corp.	23,500	2,462

Apparel & Accessory Stores - 1.6%
Nordstrom, Inc.	100,000	4,689

Automotive - 5.8%
DaimlerChrysler AG	45,000	4,509
Harley-Davidson, Inc.	75,000	3,466
PACCAR, Inc.	100,000	8,525
		16,500
Beverages - 1.0%
PepsiCo, Inc.	40,000	2,930

Business Services - 1.7%
Lamar Advertising Co.	100,000	4,897

Chemicals & Allied Products - 5.3%
Ecolab, Inc.	140,000	6,608
Monsanto Co.	100,000	8,574
		15,182
Commercial Banks - 0.9%
JP Morgan Chase & Co.	55,000	2,520

Communications Equipment - 1.3%
QUALCOMM, Inc.	90,000	3,803

Computer & Data Processing Services - 7.7%
Electronic Arts, Inc. ‡	105,000	5,879
Google, Inc.-Class A ‡	12,000	6,807
Intuit, Inc. ‡	73,000	2,212
Microsoft Corp.	190,000	5,597
Salesforce.com, Inc. ‡	29,000	1,488
		21,983
Computer & Office Equipment - 8.0%
Apple, Inc. ‡	110,000	16,889
Hewlett-Packard Co.	120,000	5,975
		22,864

1

Drug Stores & Proprietary Stores - 1.5%
Walgreen Co.	92,000	$4,346

Electronic Components & Accessories - 4.0%
Intel Corp.	200,000	5,172
NVIDIA Corp. ‡	78,000	2,827
Tyco Electronics, Ltd.	97,000	3,437
		11,436
Engineering & Management Services - 4.6%
Jacobs Engineering Group, Inc. ‡	175,000	13,226

Food Stores - 1.0%
Whole Foods Market, Inc.	59,000	2,889

Furniture & Fixtures - 2.5%
Johnson Controls, Inc.	60,000	7,087

Holding & Other Investment Offices - 2.7%
Host Hotels & Resorts, Inc. REIT	100,000	2,244
Plum Creek Timber Co., Inc. REIT	120,000	5,371
		7,615
Hotels & Other Lodging Places - 2.0%
Las Vegas Sands Corp. ‡	42,000	5,604

Industrial Machinery & Equipment - 7.6%
Caterpillar, Inc.	120,000	9,412
Donaldson Co., Inc.	100,000	4,176
Kennametal, Inc.	95,000	7,978
		21,566
Instruments & Related Products - 1.1%
Trimble Navigation, Ltd. ‡	80,000	3,137

Medical Instruments & Supplies - 1.4%
Zimmer Holdings, Inc. ‡	50,000	4,049

Motion Pictures - 1.9%
Walt Disney Co.	157,000	5,399

Motor Vehicles, Parts & Supplies - 2.9%
BorgWarner, Inc.	90,000	8,238

Oil & Gas Extraction - 2.1%
Schlumberger, Ltd.	56,000	5,880

Petroleum Refining - 1.5%
Suncor Energy, Inc.	44,000	4,172

2

Pharmaceuticals - 1.3%
Sigma-Aldrich Corp.	79,000	$3,850

Printing & Publishing - 2.7%
McGraw-Hill Cos., Inc. (The)	150,000	7,637

Restaurants - 0.9%
Starbucks Corp. ‡	100,000	2,620

Rubber & Misc. Plastic Products - 2.7%
NIKE, Inc.-Class B	130,000	7,626

Security & Commodity Brokers - 11.3%
American Express Co.	107,000	6,353
Ameriprise Financial, Inc.	100,000	6,311
BlackRock, Inc.	12,500	2,168
Charles Schwab Corp. (The)	205,000	4,428
CME Group, Inc.	15,000	8,810
T. Rowe Price Group, Inc.	75,000	4,177
		32,247
Telecommunications - 2.2%
Verizon Communications, Inc.	140,000	6,199

Transportation & Public Utilities - 1.3%
Expeditors International of Washington, Inc.	80,000	3,784

Wholesale Trade Durable Goods - 2.4%
Grainger (W.W.), Inc.	74,000	6,748

Total Common Stocks (cost: $220,088)		284,673

Total Investment Securities (cost: $220,088)#		$284,673

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $220,059.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $67,742 and $3,128, respectively.  Net unrealized appreciation for tax purposes is $64,614.

DEFINITIONS:

REIT	Real Estate Investment Trust

3

TRANSAMERICA PREMIER EQUITY FUND

Schedule of Investments - September 30, 2007 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace - 2.9%
Boeing Co. (The)	250,000	$26,247

Apparel & Accessory Stores - 2.3%
Nordstrom, Inc.	450,000	21,100

Automotive - 5.7%
DaimlerChrysler AG	240,000	24,048
PACCAR, Inc.	330,000	28,133
		52,181
Chemicals & Allied Products - 4.1%
Praxair, Inc.	450,000	37,692

Commercial Banks - 2.6%
State Street Corp.	350,000	23,856

Communications Equipment - 5.8%
QUALCOMM, Inc.	415,000	17,538
Research In Motion, Ltd. ‡	360,000	35,478
		53,016
Computer & Data Processing Services - 8.2%
Electronic Arts, Inc. ‡	420,000	23,516
Google, Inc.-Class A ‡	60,000	34,036
Microsoft Corp.	606,000	17,853
		75,405
Computer & Office Equipment - 6.3%
Apple, Inc. ‡	380,000	58,345

Drug Stores & Proprietary Stores - 2.3%
Walgreen Co.	450,000	21,258

Electronic & Other Electric Equipment - 3.2%
General Electric Co.	700,000	28,980

Electronic Components & Accessories - 2.7%
Tyco Electronics, Ltd.	700,000	24,801

Engineering & Management Services - 4.3%
Jacobs Engineering Group, Inc. ‡	525,000	39,680

Furniture & Fixtures - 3.1%
Johnson Controls, Inc.	240,000	28,346

1

Hotels & Other Lodging Places - 5.4%
Las Vegas Sands Corp. ‡	40,700	$5,430
Marriott International, Inc.-Class A	570,000	24,778
MGM Mirage, Inc. ‡	215,020	19,231
		49,439
Industrial Machinery & Equipment - 2.9%
Caterpillar, Inc.	340,000	26,666

Instruments & Related Products - 1.5%
Raytheon Co.	220,000	14,040

Insurance - 3.1%
American International Group, Inc.	420,000	28,413

Medical Instruments & Supplies - 3.5%
Varian Medical Systems, Inc. ‡	300,000	12,567
Zimmer Holdings, Inc. ‡	240,000	19,438
		32,005
Oil & Gas Extraction - 2.5%
Schlumberger, Ltd.	220,000	23,100

Petroleum Refining - 1.6%
Suncor Energy, Inc.	160,000	15,170

Pharmaceuticals - 5.2%
Allergan, Inc.	440,000	28,367
Gilead Sciences, Inc. ‡	480,000	19,618
		47,985
Printing & Publishing - 3.1%
McGraw-Hill Cos., Inc. (The)	556,000	28,306

Security & Commodity Brokers - 10.7%
American Express Co.	500,000	29,685
Ameriprise Financial, Inc.	430,000	27,137
CME Group, Inc.	70,000	41,115
		97,937
Telecommunications - 2.0%
AT&T, Inc.	430,000	18,193

Transportation & Public Utilities - 3.1%
Expeditors International of Washington, Inc.	600,000	28,380

Total Common Stocks (cost: $733,727)		900,541

Total Investment Securities (cost: $733,727)#		$900,541

2

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $734,711.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $174,430 and $8,600, respectively.  Net unrealized appreciation for tax purposes is $165,830.

3

TRANSAMERICA PREMIER FOCUS FUND

Schedule of Investments - September 30, 2007 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Apparel & Accessory Stores - 2.0%
Under Armour, Inc.-Class A ‡	31,125	$1,862

Business Services - 2.3%
ValueClick, Inc. ‡	95,100	2,136

Chemicals & Allied Products - 3.4%
Praxair, Inc.	38,000	3,183

Commercial Banks - 1.8%
Wintrust Financial Corp.	39,505	1,686

Communication - 1.3%
XM Satellite Radio Holdings, Inc.-Class A ‡	87,610	1,241

Communications Equipment - 10.5%
QUALCOMM, Inc.	128,816	5,444
Research In Motion, Ltd. ‡	45,300	4,464
		9,908
Computer & Data Processing Services - 10.2%
Activision, Inc. ‡	167,900	3,625
CoStar Group, Inc. ‡	32,700	1,748
Google, Inc.-Class A ‡	7,490	4,249
		9,622
Computer & Office Equipment - 11.3%
Apple, Inc. ‡	68,970	10,590

Department Stores - 2.4%
Saks, Inc.	133,000	2,281

Educational Services - 5.6%
Strayer Education, Inc.	31,280	5,275

Electronic Components & Accessories - 1.7%
NVIDIA Corp. ‡	44,900	1,627

Food Stores - 1.7%
Whole Foods Market, Inc.	32,300	1,581

Furniture & Fixtures - 3.0%
Johnson Controls, Inc.	23,430	2,767

Health Services - 2.4%
Nighthawk Radiology Holdings, Inc. ‡	93,135	2,283

1

Holding & Other Investment Offices - 1.1%
Blackstone Group Ltd. Partnership ‡	42,000	$1,053

Hotels & Other Lodging Places - 4.0%
Las Vegas Sands Corp. ‡	28,350	3,782

Insurance - 1.7%
American International Group, Inc.	24,200	1,637

Motion Pictures - 4.6%
Macrovision Corp. ‡	175,051	4,312

Pharmaceuticals - 5.0%
Allergan, Inc.	37,700	2,431
Gilead Sciences, Inc. ‡	56,175	2,296
		4,727
Primary Metal Industries - 3.0%
Horsehead Holding Corp. ‡	124,100	2,782

Restaurants - 1.9%
Starbucks Corp.‡	66,500	1,742

Rubber & Misc. Plastic Products - 2.2%
NIKE, Inc.-Class B	34,800	2,041

Security & Commodity Brokers - 8.9%
Ameriprise Financial, Inc.	48,195	3,042
CME Group, Inc.	9,110	5,351
		8,393
Telecommunications - 4.7%
MetroPCS Communications, Inc. ‡	95,000	2,592
NeuStar, Inc.-Class A ‡	52,585	1,803
		4,395

Total Common Stocks (cost: $67,533)		90,906

Total Investment Securities (cost: $67,533)#		$90,906

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

2

#

Aggregate cost for federal income tax purposes is $67,556.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $25,362 and $2,012, respectively.  Net unrealized appreciation for tax purposes is $23,350.

3

TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND

Schedule of Investments - September 30, 2007 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Apparel Products - 2.4%
Guess ?, Inc.	70,450	$3,454

Business Services - 4.3%
Lamar Advertising Co.	91,300	4,471
ValueClick, Inc. ‡	83,550	1,877
		6,348
Commercial Banks - 0.9%
Signature Bank/New York, NY ‡	30,000	1,057
Wintrust Financial Corp.	4,870	208
		1,265
Communication - 1.3%
Foundry Networks, Inc. ‡	110,200	1,958

Communications Equipment - 1.0%
Rockwell Collins, Inc.	20,000	1,461

Computer & Data Processing Services - 5.9%
Activision, Inc. ‡	121,500	2,623
Cerner Corp. ‡	72,630	4,344
Intuit, Inc. ‡	43,900	1,330
Salesforce.com, Inc. ‡	7,100	364
VMware, Inc.-Class A ‡	610	52
		8,713
Computer & Office Equipment - 4.3%
Riverbed Technology, Inc. ‡	25,000	1,010
VeriFone Holdings, Inc. ‡	118,100	5,235
		6,245
Department Stores - 2.0%
Saks, Inc.	173,725	2,979

Educational Services - 3.7%
Strayer Education, Inc.	31,750	5,354

Electronic Components & Accessories - 2.5%
Microchip Technology, Inc.	38,350	1,393
NVIDIA Corp. ‡	30,000	1,087
SunPower Corp.-Class A ‡	13,800	1,143
		3,623
Engineering & Management Services - 3.8%
Jacobs Engineering Group, Inc. ‡	74,500	5,631

1

Entertainment - 2.4%
International Game Technology	80,750	$3,480

Food Stores - 2.4%
Whole Foods Market, Inc.	71,390	3,495

Health Services - 3.6%
Covance, Inc. ‡	67,750	5,278

Holding & Other Investment Offices - 0.5%
Kilroy Realty Corp. REIT	11,400	691

Hotels & Other Lodging Places - 2.9%
Las Vegas Sands Corp. ‡	31,600	4,216

Industrial Machinery & Equipment - 10.0%
Cameron International Corp. ‡	62,200	5,740
Joy Global, Inc.	64,000	3,255
Kennametal, Inc.	67,455	5,665
		14,660
Instruments & Related Products - 6.2%
Sirf Technology Holdings, Inc. ‡	140,500	3,000
Trimble Navigation, Ltd. ‡	154,250	6,048
		9,048
Medical Instruments & Supplies - 8.7%
Arthrocare Corp. ‡	46,000	2,571
Intuitive Surgical, Inc. ‡	25,800	5,934
Techne Corp. ‡	49,980	3,153
Varian Medical Systems, Inc. ‡	27,335	1,145
		12,803
Motion Pictures - 2.9%
Macrovision Corp. ‡	173,300	4,268

Motor Vehicles, Parts & Supplies - 3.5%
BorgWarner, Inc.	55,450	5,075

Oil & Gas Extraction - 0.7%
Range Resources Corp.	26,400	1,073

Pharmaceuticals - 0.5%
IDEXX Laboratories, Inc. ‡	6,200	680

Research & Testing Services - 1.5%
Core Laboratories NV ‡	14,765	1,881
Gen-Probe, Inc. ‡	5,400	360
		2,241

2

Security & Commodity Brokers - 12.3%
Ameriprise Financial, Inc.	54,850	$3,462
CME Group, Inc.	6,270	3,683
Morningstar, Inc. ‡	37,100	2,278
Nymex Holdings, Inc.	30,340	3,950
T. Rowe Price Group, Inc.	81,950	4,564
		17,937
Telecommunications - 2.8%
NeuStar, Inc.-Class A ‡	120,250	4,123

Transportation & Public Utilities - 3.4%
Expeditors International of Washington, Inc.	104,600	4,948

Wholesale Trade Durable Goods - 2.4%
Grainger (W.W.), Inc.	38,000	3,465

Total Common Stocks (cost: $117,863)		144,512

Total Investment Securities (cost: $117,863)#		$144,512

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $117,867.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $29,389 and $2,744, respectively.  Net unrealized appreciation for tax purposes is $26,645.

DEFINITIONS:

REIT	Real Estate Investment Trust

3

TRANSAMERICA PREMIER BALANCED FUND

Schedule of Investments - September 30, 2007 - (all amounts except share amounts in thousands) (unaudited)

			Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 5.7%
U.S. Treasury Bond
	8.00%	11/15/2021	$1,025	$1,352
	4.75%	02/15/2037	490	483
U.S. Treasury Note
	4.63%	07/31/2012	5,350	5,443
	3.88%	02/15/2013	1,916	1,884
	4.25%	11/15/2013	2,120	2,114
	4.75%	08/15/2017	10,679	10,823
	4.50%	02/15/2036	3,766	3,570
Total U.S. Government Obligations (cost: $25,273)				25,669
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.6%
Fannie Mae, Series 2004-90, Class LH
	5.00%	04/25/2034	3,210	3,085
Freddie Mac
	5.35%	11/14/2011	5,000	5,044
	5.00%	11/15/2032	3,412	3,372
Freddie Mac, Series 2631, Class CE
	4.25%	10/15/2026	1,500	1,480
Freddie Mac, Series 2941, Class WC
	5.00%	10/15/2030	3,400	3,335
Total U.S. Government Agency Obligations (cost: $16,238)				16,316
MORTGAGE-BACKED SECURITIES - 2.6%
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4
	5.20%	12/01/2038	1,990	1,940
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD, Class A4
	5.32%	12/11/2049	1,890	1,851
Crown Castle Towers LLC, Series 2006-1A, Class AFX-144A
	5.24%	11/15/2036	1,778	1,776
Morgan Stanley Capital I, Series 2006-HQ10, Class A4 *
	5.33%	11/12/2041	2,019	1,988
SBA CMBS Trust, Series 2006-1A, Class A-144A ¡
	5.31%	11/15/2036	1,770	1,753
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4 *
	5.57%	10/15/2048	1,946	1,948
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class H-144A *
	5.93%	06/15/2049	570	479
Total Mortgage-Backed Securities (cost: $11,932)				11,735
ASSET-BACKED SECURITIES - 0.7%
Honda Auto Receivables Owner Trust, Series 2005-A, Class A3
	4.46%	05/21/2009	336	335
MBNA Credit Card Master Note Trust, Series 2003-6A, Class A
	2.75%	10/15/2010	1,250	1,232

USAA Auto Owner Trust, Series 2007-2, Class A3
	4.90%	02/15/2012	$1,465	$1,466
Total Asset-Backed Securities (cost: $2,999)				3,033
CORPORATE DEBT SECURITIES - 14.8%
Aerospace - 0.2%
Honeywell International, Inc., Senior Note
	5.63%	08/01/2012	920	938

Agriculture - 0.1%
Michael Foods, Inc. ¡
	8.00%	11/15/2013	500	500

Air Transportation - 0.8%
Continental Airlines, Inc., Series 00-2 ¡
	7.49%	10/02/2010	638	654
Delta Air Lines, Inc.
	7.57%	11/18/2010	585	600
FedEx Corp.
	9.65%	06/15/2012	1,330	1,573
United AirLines, Inc.
	6.64%	07/02/2022	795	783
				3,610
Automotive Service Stations - 0.1%
Petro Stopping Centers, LP / Petro Financial Corp.
	9.00%	02/15/2012	500	524

Beverages - 0.1%
Anheuser-Busch Cos., Inc.
	6.45%	09/01/2037	595	618

Business Credit Institutions - 0.7%
John Deere Capital Corp., Series S, (MTN)
	4.88%	03/16/2009	2,275	2,271
Pemex Finance, Ltd. ¡
	9.03%	02/15/2011	756	797
				3,068
Business Services - 0.5%
Siemens Financieringsmaatschappij NV, Guaranteed Note-144A
	5.50%	02/16/2012	1,530	1,548
Tyco Electronics Group SA-144A
	6.55%	10/01/2017	704	713
				2,261
Chemicals & Allied Products - 0.6%
ICI Wilmington, Inc.
	4.38%	12/01/2008	1,150	1,144
Lubrizol Corp.
	4.63%	10/01/2009	1,640	1,627
				2,771

Commercial Banks - 0.9%
Barclays Bank PLC (a) (b)
	6.28%	12/15/2034	$685	$603
HBOS PLC-144A (a) (b)
	6.66%	05/21/2037	675	612
ICICI Bank, Ltd., Series A-144A
	6.63%	10/03/2012	701	703
M&I Marshall & Ilsley Bank (MTN) *
	5.85%	12/04/2012	700	701
Rabobank Capital Funding II-144A (a) (b)
	5.26%	12/31/2013	520	492
Wachovia Capital Trust III (a) (b)
	5.80%	03/15/2011	610	606
ZFS Finance USA Trust II-144A (b)
	6.45%	12/15/2065	600	579
				4,296
Communication - 0.1%
Comcast Corp.
	7.05%	03/15/2033	420	443

Construction - 0.2%
Centex Corp., Senior Note
	4.75%	01/15/2008	900	892

Department Stores - 0.7%
Meyer (Fred) Stores, Inc.
	7.45%	03/01/2008	1,500	1,512
Neiman-Marcus Group, Inc. (PIK)
	9.00%	10/15/2015	400	426
Wal-Mart Stores, Inc.
	6.50%	08/15/2037	1,140	1,183
				3,121
Electric Services - 0.5%
Dominion Resources, Inc.
	5.69%	05/15/2008	810	810
Empresa Nacional de Electricidad SA/Chile, Series B
	8.50%	04/01/2009	1,200	1,254
				2,064
Food & Kindred Products - 0.3%
Bunge, Ltd. Finance Corp.
	4.38%	12/15/2008	1,370	1,355

Food Stores - 0.2%
Starbucks Corp., Senior Note
	6.25%	08/15/2017	665	671
Stater Brothers Holdings, Inc.
	8.13%	06/15/2012	400	407
				1,078

Gas Production & Distribution - 0.7%
Oneok, Inc.
	5.51%	02/16/2008	$1,560	$1,559
Southern Union Co., Senior Note
	6.15%	08/16/2008	1,487	1,492
				3,051
Holding & Other Investment Offices - 1.3%
BRE Properties, Inc. REIT, Senior Note
	5.75%	09/01/2009	1,670	1,688
iStar Financial, Inc. REIT
	4.88%	01/15/2009	1,700	1,663
PPF Funding, Inc. REIT-144A
	5.35%	04/15/2012	1,646	1,632
Weingarten Realty Investors REIT, Series A
	5.26%	05/15/2012	1,000	990
				5,973
Hotels & Other Lodging Places - 0.4%
Las Vegas Sands Corp.
	6.38%	02/15/2015	500	484
Wyndham Worldwide Corp.
	6.00%	12/01/2016	1,200	1,162
				1,646
Insurance - 0.5%
AXA SA-144A (a) (b)
	6.38%	12/14/2036	1,223	1,103
Oil Insurance, Ltd.-144A (a) (b)
	7.56%	06/30/2011	460	469
St Paul Travelers Cos. (The), Inc.
	6.75%	06/20/2036	770	782
				2,354
Insurance Agents, Brokers & Service - 0.2%
Hartford Financial Services Group, Inc., Senior Note
	5.55%	08/16/2008	820	822

Life Insurance - 0.2%
Genworth Financial, Inc., Senior Note
	5.23%	05/16/2009	1,100	1,100

Lumber & Other Building Materials - 0.4%
CRH America, Inc.
	5.30%	10/15/2013	1,200	1,140
Lowes Cos, Inc.
	6.65%	09/15/2037	480	485
				1,625
Mortgage Bankers & Brokers - 0.4%
Countrywide Financial Corp.
	6.25%	05/15/2016	500	452

Glencore Funding LLC-144A
	6.00%	04/15/2014	$385	$379
ILFC E-Capital Trust II-144A (b)
	6.25%	12/21/2065	965	930
				1,761
Motion Pictures - 0.2%
News America Holdings, Inc., Guaranteed Senior Note
	7.75%	12/01/2045	480	531
Time Warner Entertainment Co., LP
	8.38%	07/15/2033	225	264
				795
Oil & Gas Extraction - 0.3%
Husky Oil Co. (b)
	8.90%	08/15/2028	135	139
Nexen, Inc.
	6.40%	05/15/2037	600	583
PetroHawk Energy Corp., Senior Note
	9.13%	07/15/2013	500	527
				1,249
Paper & Allied Products - 0.1%
Kimberly-Clark Corp.
	6.63%	08/01/2037	580	618

Personal Credit Institutions - 0.4%
Capital One Bank Corp.
	5.75%	09/15/2010	1,800	1,818

Petroleum Refining - 0.5%
Enterprise Products Operating, LP, Series B
	4.00%	10/15/2007	1,290	1,289
Valero Logistics Operations, LP, Guaranteed Senior Note
	6.88%	07/15/2012	850	883
				2,172
Radio & Television Broadcasting - 0.1%
AMFM, Inc., Senior Note
	8.00%	11/01/2008	430	437

Real Estate - 0.4%
Post Apartment Homes, LP
	6.30%	06/01/2013	537	544
Westfield Capital Corp., Ltd.-144A
	5.40%	10/01/2012	1,250	1,236
				1,780
Security & Commodity Brokers - 1.4%
Ameriprise Financial, Inc. (b)
	7.52%	06/01/2066	575	589
BNP U.S. Funding LLC-144A (a) (b)
	7.74%	12/05/2007	1,000	1,005

Discover Financial Services, Senior Note-144A *
	6.23%	06/11/2010	$1,250	$1,222
JP Morgan Chase Capital XVIII
	6.95%	08/17/2036	685	673
Mizuho JGB Investment LLC, Series A-144A (a) (b)
	9.87%	06/30/2008	1,300	1,334
Nuveen Investments, Inc., Senior Note
	5.00%	09/15/2010	1,435	1,356
				6,179
Stone, Clay & Glass Products - 0.1%
Lafarge SA
	7.13%	07/15/2036	604	618

Telecommunications - 0.1%
Nextel Communications, Inc., Series D
	7.38%	08/01/2015	475	483

Transportation & Public Utilities - 0.2%
Hertz Corp., Senior Note
	8.88%	01/01/2014	470	484
TEPPCO Partners LP (b)
	7.00%	06/01/2067	500	454
				938
Water Transportation - 0.6%
Carnival Corp.
	3.75%	11/15/2007	1,700	1,697
Royal Caribbean Cruises, Ltd.
	8.75%	02/02/2011	1,100	1,173
				2,870
Wholesale Trade Nondurable Goods - 0.3%
Cargill, Inc.-144A
	5.60%	09/15/2012	1,154	1,163

Total Corporate Debt Securities (cost: $67,168)				66,991

	Shares	Value
PREFERRED STOCKS - 0.1%
Savings Institutions - 0.1%
Indymac Bank FSB-144A	24,000	$436

Total Preferred Stocks (cost: $600)		436

COMMON STOCKS - 69.2%
Aerospace - 0.5%
Boeing Co. (The)	22,000	2,310

Apparel & Accessory Stores - 1.5%
Nordstrom, Inc.	140,000	$6,565

Automotive - 4.7%
DaimlerChrysler AG	50,000	5,010
Harley-Davidson, Inc.	75,000	3,466
PACCAR, Inc.	150,000	12,787
		21,263
Communications Equipment - 2.5%
QUALCOMM, Inc.	205,000	8,663
Research In Motion, Ltd. ‡	25,000	2,464
		11,127
Computer & Data Processing Services - 4.4%
Google, Inc.-Class A ‡	17,000	9,644
Microsoft Corp.	280,000	8,249
Salesforce.com, Inc. ‡	44,000	2,258
		20,151
Computer & Office Equipment - 3.7%
Apple, Inc. ‡	110,000	16,889

Drug Stores & Proprietary Stores - 1.5%
Walgreen Co.	143,000	6,755

Electronic & Other Electric Equipment - 1.6%
General Electric Co.	175,000	7,245

Electronic Components & Accessories - 2.6%
Intel Corp.	243,000	6,284
Tyco Electronics, Ltd.	160,000	5,669
		11,953
Engineering & Management Services - 6.7%
Jacobs Engineering Group, Inc. ‡	400,000	30,232

Furniture & Fixtures - 2.0%
Johnson Controls, Inc.	75,000	8,858

Hotels & Other Lodging Places - 2.9%
Marriott International, Inc.-Class A	188,000	8,172
MGM Mirage, Inc. ‡	57,000	5,098
		13,270
Industrial Machinery & Equipment - 5.2%
Caterpillar, Inc.	143,000	11,215
Kennametal, Inc.	150,000	12,597
		23,812
Insurance - 1.5%
American International Group, Inc.	100,000	6,765

Medical Instruments & Supplies - 1.9%
Varian Medical Systems, Inc. ‡	100,000	$4,189
Zimmer Holdings, Inc. ‡	56,000	4,535
		8,724
Motor Vehicles, Parts & Supplies - 1.0%
BorgWarner, Inc.	50,000	4,577

Oil & Gas Extraction - 2.2%
Schlumberger, Ltd.	95,000	9,975

Petroleum Refining - 1.7%
Suncor Energy, Inc.	80,000	7,585

Pharmaceuticals - 2.8%
Allergan, Inc.	110,000	7,092
Gilead Sciences, Inc. ‡	140,000	5,722
		12,814
Printing & Publishing - 2.8%
McGraw-Hill Cos., Inc. (The)	250,000	12,728

Security & Commodity Brokers - 9.2%
American Express Co.	200,000	11,874
Ameriprise Financial, Inc.	140,000	8,835
Charles Schwab Corp. (The)	95,000	2,052
CME Group, Inc.	25,000	14,684
T. Rowe Price Group, Inc.	80,000	4,455
		41,900
Telecommunications - 2.2%
Verizon Communications, Inc.	230,000	10,184

Transportation & Public Utilities - 2.1%
Expeditors International of Washington, Inc.	200,000	9,460

Wholesale Trade Durable Goods - 2.0%
Grainger (W.W.), Inc.	100,000	9,119

Total Common Stocks (cost: $211,195)		314,261

Total Investment Securities (cost: $335,405)#		$438,441

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of September 30, 2007.

(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of September 30, 2007.
‡	Non-income producing.
¡	Securities valued as determined in good faith in accordance with procedures established by the Board of Transamerica Investors, Inc.
#

Aggregate cost for federal income tax purposes is $336,135. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $105,350 and $3,044, respectively. Net unrealized appreciation for tax purposes is $102,306.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities aggregated $19,564 or 4.3% of the net assets of the Fund.

MTN	Medium-Term Note
PIK	Payment In-Kind
REIT	Real Estate Investment Trust

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

Schedule of Investments - September 30, 2007 - (all amounts except share amounts in thousands) (unaudited)

			Principal Amount	Value
CORPORATE DEBT SECURITIES - 81.3%
Aerospace - 1.7%
TransDigm, Inc., Senior Subordinated Note
	7.75%	07/15/2014	$1,250	$1,262

Agriculture - 2.6%
Michael Foods, Inc. ¡
	8.00%	11/15/2013	2,000	2,000

Amusement & Recreation Services - 1.2%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.-144A
	10.25%	06/15/2015	1,000	937

Apparel & Accessory Stores - 1.3%
Claire’s Stores, Inc., Senior Note-144A
	10.50%	06/01/2017	1,250	962

Automotive - 0.8%
General Motors Corp., Senior Note
	7.13%	07/15/2013	700	642

Automotive Dealers - 3.8%
Asbury Automotive Group, Inc., Senior Subordinated Note-144A
	7.63%	03/15/2017	1,000	920
Group 1 Automotive, Inc.
	8.25%	08/15/2013	1,000	1,000
United Auto Group, Inc., Senior Subordinated Note
	7.75%	12/15/2016	1,000	957
				2,877
Business Services - 5.0%
ARAMARK Corp., Senior Note
	8.50%	02/01/2015	1,800	1,836
Cardtronics, Inc., Senior Subordinated Note
	9.25%	08/15/2013	1,000	957
Iron Mountain, Inc.
	7.75%	01/15/2015	1,000	997
				3,790
Commercial Banks - 1.3%
ACE Cash Express, Inc., Senior Note-144A ¡
	10.25%	10/01/2014	1,000	1,002

Communication - 3.4%
Echostar DBS Corp., Senior Note
	7.13%	02/01/2016	1,500	1,541
Kabel Deutschland GmbH
	10.63%	07/01/2014	1,000	1,070
				2,611

1

Department Stores - 2.2%
Neiman-Marcus Group, Inc.
	10.38%	10/15/2015	$1,500	$1,635

Fabricated Metal Products - 1.3%
Alliant Techsystems, Inc. ¡
	6.75%	04/01/2016	1,000	990

Food Stores - 5.3%
Albertsons LLC
	7.25%	05/01/2013	1,000	1,006
Pathmark Stores, Inc.
	8.75%	02/01/2012	1,000	1,000
Stater Brothers Holdings, Inc.
	8.13%	06/15/2012	2,000	2,038
				4,044
Gas Production & Distribution - 3.2%
Dynegy Holdings, Inc., Senior Note-144A
	7.75%	06/01/2019	1,500	1,434
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp., Senior Note
	8.50%	07/15/2016	1,000	985
				2,419
Holding & Other Investment Offices - 1.9%
Susser Holdings LLC, Senior Note
	10.63%	12/15/2013	1,412	1,454

Hotels & Other Lodging Places - 3.6%
Station Casinos, Inc.
	6.88%	03/01/2016	500	435
Station Casinos, Inc., Subordinated Note
	6.63%	03/15/2018	1,000	838
Vail Resorts, Inc.
	6.75%	02/15/2014	1,500	1,463
				2,736
Industrial Machinery & Equipment - 3.0%
Goodman Global Holding Co., Inc.
	7.88%	12/15/2012	1,500	1,474
Polypore, Inc., Senior Subordinated Note
	8.75%	05/15/2012	800	772
				2,246
Legal Services - 1.7%
FTI Consulting, Inc., Senior Note
	7.75%	10/01/2016	1,250	1,294

Metal Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc., Senior Note
	8.38%	04/01/2017	500	546

2

Mortgage Bankers & Brokers - 4.6%
Galaxy Entertainment Finance Co., Ltd., Senior Note-144A
	9.88%	12/15/2012	$2,000	$2,060
KAR Holdings, Inc., Senior Subordinated Note-144A
	10.00%	05/01/2015	500	469
Momentive Performance Materials, Inc., Senior Note-144A
	9.75%	12/01/2014	1,000	990
				3,519
Oil & Gas Extraction - 8.8%
Berry Petroleum Co., Senior Subordinated Note
	8.25%	11/01/2016	1,000	1,010
Dune Energy, Inc., Senior Note-144A
	10.50%	06/01/2012	1,000	955
Ocean Rig Norway AS -144A
	8.38%	07/01/2013	650	663
OPTI Canada, Inc., Senior Note-144A
	8.25%	12/15/2014	1,500	1,511
PetroHawk Energy Corp., Senior Note
	9.13%	07/15/2013	1,500	1,583
Sabine Pass LNG, LP, Senior Secured Note
	7.50%	11/30/2016	1,000	985
				6,707
Paper & Allied Products - 1.4%
Graphic Packaging International Corp.
	9.50%	08/15/2013	1,000	1,028

Paper & Paper Products - 1.4%
Exopack Holding Corp., Senior Note
	11.25%	02/01/2014	1,000	1,045

Paperboard Containers & Boxes - 1.3%
Graham Packaging Co., Inc., Senior Subordinated Note
	9.88%	10/15/2014	1,000	990

Petroleum Refining - 1.4%
Enterprise Products Operating, LP (a)
	8.38%	08/01/2066	1,000	1,028

Primary Metal Industries - 3.3%
PNA Group, Inc., Senior Note
	10.75%	09/01/2016	1,500	1,530
Texas Industries, Inc., Senior Note
	7.25%	07/15/2013	1,000	998
				2,528
Printing & Publishing - 4.2%
Dex Media, Inc.
	8.00%	11/15/2013	1,500	1,511

3

Idearc, Inc., Senior Note
	8.00%	11/15/2016	$1,000	$998
Valassis Communications, Inc., Senior Note ¡
	8.25%	03/01/2015	800	696
				3,205
Railroads - 1.3%
Kansas City Southern de Mexico SA de CV, Senior Note-144A
	7.63%	12/01/2013	1,000	980

Real Estate - 2.5%
American Real Estate Partners, LP, Senior Note
	8.13%	06/01/2012	1,000	991
IRSA Inversiones y Representaciones SA-144A
	8.50%	02/02/2017	1,000	883
				1,874
Retail Trade - 1.0%
Michaels Stores, Inc., Senior Subordinated Note-144A
	11.38%	11/01/2016	750	767

Rubber & Misc. Plastic Products - 1.3%
Titan International, Inc., Series WI, Senior Note
	8.00%	01/15/2012	1,000	998

Transportation & Public Utilities - 1.4%
Hertz Corp., Senior Subordinated Note
	10.50%	01/01/2016	1,000	1,080

Trucking & Warehousing - 0.9%
St. Acquisition Corp., Senior Note-144A
	12.50%	05/15/2017	1,000	670

Water Transportation - 1.3%
US Shipping Partners LP/US Shipping Finance Corp., Senior Note ¡
	13.00%	08/15/2014	1,000	985

Wholesale Trade Durable Goods - 1.2%
Leslie’s Poolmart, Senior Note
	7.75%	02/01/2013	1,000	950

Total Corporate Debt Securities (cost: $62,782)				61,801
CONVERTIBLE BOND - 10.3%
Automotive - 1.5%
Ford Motor Co.
	4.25%	12/15/2036	1,000	1,169

Business Services - 1.5%
Lamar Advertising Co., Series B
	2.88%	12/31/2010	1,000	1,146

4

Computer & Office Equipment - 1.9%
EMC Corp/Massachusetts, Senior Note, Reg S
	1.75%	12/01/2013	$1,000	$1,429

Fabricated Metal Products - 1.4%
Alliant Techsystems, Inc., Senior Subordinated Note
	2.75%	02/15/2024	750	1,073

Instruments & Related Products - 1.5%
Itron, Inc., Senior Subordinated Note
	2.50%	08/01/2026	750	1,162

Motion Pictures - 0.9%
Macrovision Corp., Senior Note
	2.63%	08/15/2011	620	685

Pharmaceuticals - 1.6%
Gilead Sciences, Inc.
	0.63%	05/01/2013	1,000	1,198

Total Convertible Bond (cost: $7,582)				7,862

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 2.7%
Automotive - 1.4%
General Motors Corp.	44,000	$1,078

Chemicals & Allied Products - 1.3%
Celanese Corp.	20,000	1,008

Total Convertible Preferred Stocks (cost: $1,935)		2,086

PREFERRED STOCKS - 1.0%
Savings Institutions - 1.0%
Indymac Bank FSB-144A	40,000	726

Total Preferred Stocks (cost: $1,000)		726

Total Investment Securities (cost: $73,299)#		$72,475

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of September 30, 2007.

5

¡	Securities valued as determined in good faith in accordance with procedures established by the Board of Transamerica Investors, Inc.
#

Aggregate cost for federal income tax purposes is $73,440. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,385 and $2,350, respectively. Net unrealized depreciation for tax purposes is $965.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2007, these securities aggregated  $15,929 or 20.9% of the net assets of the Fund.

6

TRANSAMERICA PREMIER CASH RESERVE FUND

Schedule of Investments - September 30, 2007 - (all amounts except share amounts in thousands) (unaudited)

			Principal Amount	Value
COMMERCIAL PAPER - 95.1%
Automotive - 1.7%
BMW US Capital LLC-144A
	5.24%	10/03/2007	$600	$600
Harley-Davidson, Inc.-144A
	5.25%	10/09/2007	900	899
				1,499
Beverages - 2.9%
Coca-Cola Co. (The)
	5.25%	11/30/2007	550	545
	5.25%	12/13/2007	2,000	1,978
				2,523
Commercial Banks - 26.8%
Bank of America Corp.
	5.24%	10/02/2007	1,800	1,799
	5.25%	10/09/2007	700	699
	5.45%	12/11/2007	1,600	1,582
Canadian Imperial Holdings
	5.49%	11/14/2007	700	695
HBOS Treasury Services
	5.25%	10/03/2007	1,700	1,699
	5.25%	10/29/2007	1,800	1,792
	5.40%	11/05/2007	700	696
Royal Bank of Scotland
	5.36%	11/26/2007	3,150	3,123
	5.56%	12/07/2007	1,000	989
State Street Boston Corp.
	4.80%	11/15/2007	500	497
	4.82%	11/27/2007	2,025	2,009
Toronto-Dominion Holdings USA, Inc.-144A
	5.67%	10/12/2007	1,800	1,796
	5.63%	10/15/2007	1,600	1,596
UBS Finance Delaware LLC
	5.25%	10/09/2007	1,350	1,348
	5.28%	10/12/2007	650	649
	5.35%	10/22/2007	1,100	1,096
	5.29%	10/26/2007	100	100
	5.40%	01/14/2008	1,000	984
				23,149
Department Stores - 1.7%
Wal-Mart Stores, Inc.-144A
	4.74%	12/18/2007	1,500	1,484

Drug Stores & Proprietary Stores - 0.5%
Walgreen Co.-144A
	4.75%	10/31/2007	450	448

1

Holding & Other Investment Offices - 5.7%
Prudential Funding LLC
	5.45%	10/11/2007	$775	$774
Rabobank USA Finance Corp.
	5.42%	10/10/2007	3,150	3,145
	5.40%	10/11/2007	1,000	998
				4,917
Insurance - 4.7%
Metlife Funding, Inc.
	5.10%	10/15/2007	2,600	2,594
	5.25%	10/23/2007	1,500	1,495
				4,089
Medical Instruments & Supplies - 3.4%
Medtronic, Inc.-144A
	5.28%	10/04/2007	2,950	2,948

Mortgage Bankers & Brokers - 14.3%
Barclays U.S. Funding Corp.
	5.25%	10/02/2007	1,000	1,000
CAFCO LLC-144A
	5.50%	10/25/2007	1,500	1,494
	5.65%	10/25/2007	700	697
	5.03%	12/21/2007	1,250	1,235
Old Line Funding Corp.-144A
	5.95%	10/05/2007	900	899
	5.28%	10/12/2007	2,200	2,196
	5.35%	10/12/2007	1,100	1,098
Unilever Capital Corp.-144A
	5.25%	11/30/2007	1,650	1,635
	5.25%	12/07/2007	2,100	2,079
				12,333
Oil & Gas Extraction - 6.2%
BP Capital Markets PLC-144A
	4.77%	11/21/2007	1,450	1,440
Total Capital SA-144A
	5.30%	10/01/2007	2,000	1,999
	4.77%	12/21/2007	1,900	1,879
				5,318
Personal Credit Institutions - 24.3%
American Express Credit Corp.
	5.29%	11/09/2007	1,600	1,590
	4.79%	11/20/2007	1,400	1,390
American Honda Finance Corp.
	5.23%	10/16/2007	1,000	997
	5.28%	10/30/2007	1,500	1,493
	4.75%	11/28/2007	1,600	1,587
General Electric Capital Corp.
	5.24%	10/18/2007	1,200	1,197
	5.24%	11/01/2007	2,900	2,886

2

International Lease Finance Corp.
	5.30%	10/17/2007	$2,050	$2,045
	5.25%	11/13/2007	2,150	2,136
Paccar Financial Corp.
	5.43%	11/13/2007	450	447
	5.26%	11/15/2007	1,200	1,192
Toyota Motor Credit Corp.
	5.25%	10/05/2007	1,300	1,299
	5.27%	11/29/2007	2,800	2,775
				21,034
Savings Institutions - 0.8%
Ciesco LLC-144A
	5.05%	01/29/2008	700	688

Security & Commodity Brokers - 2.1%
Merrill Lynch & Co., Inc.
	5.24%	10/19/2007	450	449
	5.25%	12/14/2007	1,350	1,335
				1,784
Total Commercial Paper (cost: $82,214)				82,214
CERTIFICATES OF DEPOSIT - 4.8%
Canadian Imperial Bank of Commerce
	5.31%	10/29/2007	3,450	3,450
Toronto Dominion Bank, Ltd.
	5.30%	10/15/2007	700	700
Total Certificates Of Deposit (cost: $4,150)				4,150

Total Investment Securities (cost: $86,364)#				$86,364

NOTES TO SCHEDULE OF INVESTMENTS:

#	Aggregate cost for federal income tax purposes is $86,364.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2007, these securities aggregated  $27,110 or 31.4% of the net assets of the Fund.

3

TRANSAMERICA PREMIER INSTITUTIONAL BOND FUND

Schedule of Investments - September 30, 2007 - (all amounts except share amounts in thousands) (unaudited)

			Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 6.1%
U.S. Treasury Bond
	8.00%	11/15/2021	$7	$9
	4.75%	02/15/2037	4	4
U.S. Treasury Note
	4.75%	08/15/2017	40	41
	4.50%	02/15/2036	13	12
Total U.S. Government Obligations (cost: $65)				66
U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.2%
Fannie Mae
	5.50%	03/01/2018	11	11
	5.50%	01/01/2021	25	24
	6.00%	05/01/2032	12	12
	6.00%	08/01/2034	12	12
	5.50%	05/01/2035	15	15
	5.50%	05/01/2035	15	15
	5.00%	07/01/2035	41	39
	5.50%	07/01/2036	36	35
	6.00%	08/01/2036	36	36
Freddie Mac
	5.50%	11/01/2018	13	13
	5.00%	06/01/2021	25	25
	6.00%	11/01/2033	11	11
	5.50%	02/01/2035	14	14
	5.50%	06/01/2035	15	15
	5.00%	07/01/2035	20	19
	5.50%	01/01/2036	36	35
	5.50%	07/01/2036	26	26
	6.00%	01/01/2037	41	41
Freddie Mac, Series 2631, Class CE
	4.25%	10/15/2026	17	17
Freddie Mac, Series 2941, Class WC
	5.00%	10/15/2030	35	34
Total U.S. Government Agency Obligations (cost: $455)				449
MORTGAGE-BACKED SECURITIES - 11.6%
American Tower Trust, Series 2007-1A, Class C-144A
	5.62%	04/15/2037	25	24
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4
	5.20%	12/01/2038	25	24
Crown Castle Towers LLC, Series 2006-1A, Class AFX-144A
	5.24%	11/15/2036	25	25
Morgan Stanley Capital I, Series 2006-HQ10, Class A4 *
	5.33%	11/12/2041	25	25
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4 *
	5.57%	10/15/2048	20	20

1

Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class H-144A *
	5.93%	06/15/2049	$10	$8
Total Mortgage-Backed Securities (cost: $129)				126
ASSET-BACKED SECURITIES - 2.4%
MBNA Credit Card Master Note Trust, Series 2003-6A, Class A
	2.75%	10/15/2010	26	26
Total Asset-Backed Securities (cost: $25)				26
CORPORATE DEBT SECURITIES - 36.0%
Aerospace - 3.0%
Boeing Co.
	8.75%	08/15/2021	10	13
Embraer Overseas, Ltd., Guaranteed Note
	6.38%	01/24/2017	12	12
Honeywell International, Inc., Senior Note
	5.63%	08/01/2012	8	8
				33
Agriculture - 0.4%
Michael Foods, Inc. ¡
	8.00%	11/15/2013	5	5

Air Transportation - 1.0%
Continental Airlines, Inc., Series 00-2 ¡
	7.49%	10/02/2010	6	6
Delta Air Lines, Inc.
	7.57%	11/18/2010	5	5
				11
Automotive Service Stations - 0.4%
Petro Stopping Centers, LP / Petro Financial Corp.
	9.00%	02/15/2012	5	5

Beer, Wine & Distilled Beverages - 0.2%
FBG Finance, Ltd.-144A
	5.88%	06/15/2035	2	2

Business Credit Institutions - 0.9%
General Electric Capital Corp.(MTN)
	4.25%	01/15/2008	10	10

Business Services - 0.5%
Tyco Electronics Group SA-144A
	6.55%	10/01/2017	6	6

Chemicals & Allied Products - 2.4%
Dow Chemical Co. (The), Senior Note
	5.00%	11/15/2007	6	6

2

ICI Wilmington, Inc.
	4.38%	12/01/2008	$20	$20
				26
Commercial Banks - 2.7%
Barclays Bank PLC (a) (b)
	6.28%	12/15/2034	5	4
Popular North America, Inc.
	5.20%	12/12/2007	10	10
Rabobank Capital Funding II-144A (a) (b)
	5.26%	12/31/2013	5	5
Wachovia Capital Trust III (a) (b)
	5.80%	03/15/2011	5	5
ZFS Finance USA Trust II-144A (b)
	6.45%	12/15/2065	5	5
				29
Department Stores - 0.5%
Neiman-Marcus Group, Inc. (PIK)
	9.00%	10/15/2015	5	5

Electric Services - 1.4%
Empresa Nacional de Electricidad SA/Chile, Series B
	8.50%	04/01/2009	10	10
PSEG Funding Trust I
	5.38%	11/16/2007	5	5
				15
Food Stores - 0.5%
Stater Brothers Holdings, Inc.
	8.13%	06/15/2012	5	5

Gas Production & Distribution - 1.0%
Sempra Energy
	7.95%	03/01/2010	10	11

Holding & Other Investment Offices - 4.6%
BRE Properties, Inc. REIT, Senior Note
	5.75%	09/01/2009	20	20
iStar Financial, Inc. REIT
	4.88%	01/15/2009	20	20
PPF Funding, Inc. REIT-144A
	5.35%	04/15/2012	10	10
				50
Hotels & Other Lodging Places - 0.9%
Host Marriott, LP, Senior Note
	7.13%	11/01/2013	5	5
Las Vegas Sands Corp.
	6.38%	02/15/2015	5	5
				10

3

Insurance - 2.4%
AXA SA-144A (a) (b)
	6.38%	12/14/2036	$8	$7
Oil Insurance, Ltd.-144A (a) (b)
	7.56%	06/30/2011	10	10
St Paul Travelers Cos. (The), Inc.
	6.75%	06/20/2036	9	9
				26
Lumber & Other Building Materials - 0.5%
Lowes Cos, Inc.
	6.65%	09/15/2037	5	5

Mortgage Bankers & Brokers - 1.4%
Countrywide Financial Corp.
	6.25%	05/15/2016	5	5
ILFC E-Capital Trust II-144A(b)
	6.25%	12/21/2065	10	10
				15
Oil & Gas Extraction - 0.9%
Nexen, Inc.
	6.40%	05/15/2037	5	5
PetroHawk Energy Corp., Senior Note
	9.13%	07/15/2013	5	5
				10
Paper & Allied Products - 0.5%
Kimberly-Clark Corp.
	6.63%	08/01/2037	5	5

Paper & Paper Products - 1.0%
Celulosa Arauco y Constitucion SA
	8.63%	08/15/2010	10	11

Primary Metal Industries - 0.5%
Texas Industries, Inc., Senior Note
	7.25%	07/15/2013	5	5

Radio & Television Broadcasting - 0.5%
AMFM, Inc., Senior Note
	8.00%	11/01/2008	5	5

Real Estate - 1.9%
Post Apartment Homes, LP
	6.30%	06/01/2013	10	10
Westfield Capital Corp., Ltd.-144A
	5.40%	10/01/2012	11	11
				21
Security & Commodity Brokers - 2.7%
Discover Financial Services, Senior Note-144A*
	6.23%	06/11/2010	15	15

4

JP Morgan Chase Capital XVIII
	6.95%	08/17/2036	$5	$5
Nuveen Investments, Inc., Senior Note
	5.00%	09/15/2010	10	9
				29
Telecommunications - 0.6%
Nextel Communications, Inc., Series D
	7.38%	08/01/2015	7	7

Water Transportation - 1.8%
Carnival Corp., Senior Note
	6.15%	04/15/2008	20	20

Wholesale Trade Nondurable Goods - 0.9%
Cargill, Inc.-144A
	5.60%	09/15/2012	10	10

Total Corporate Debt Securities (cost: $395)				392

	Shares	Value
PREFERRED STOCKS - 0.4%
Savings Institutions - 0.4%
Indymac Bank FSB-144A	200	$4

Total Preferred Stocks (cost: $5)		4

Total Investment Securities (cost: $1,074)#		$1,063

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of September 30, 2007.
(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of September 30, 2007.
¡	Securities valued as determined in good faith in accordance with procedures established by the Board of Transamerica Investors, Inc.
#

Aggregate cost for federal income tax purposes is $1,075. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4 and $16, respectively. Net unrealized depreciation for tax purposes is $12.

5

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities aggregated $152 or 13.9% of the net assets of the Fund.

MTN	Medium-Term Note

PIK	Payment In-Kind

REIT	Real Estate Investment Trust

6

TRANSAMERICA PREMIER INSTITUTIONAL EQUITY FUND

Schedule of Investments - September 30, 2007 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Aerospace - 2.9%
Boeing Co. (The)	22,000	$2,310

Apparel & Accessory Stores - 2.2%
Nordstrom, Inc.	37,000	1,735

Automotive - 5.5%
DaimlerChrysler AG	21,000	2,104
PACCAR, Inc.	27,000	2,302
		4,406
Chemicals & Allied Products - 4.2%
Praxair, Inc.	40,000	3,350

Commercial Banks - 2.6%
State Street Corp.	30,000	2,045

Communications Equipment - 5.5%
QUALCOMM, Inc.	34,500	1,458
Research In Motion, Ltd. ‡	30,000	2,956
		4,414
Computer & Data Processing Services - 8.0%
Electronic Arts, Inc. ‡	36,000	2,016
Google, Inc.-Class A ‡	5,000	2,836
Microsoft Corp.	52,000	1,532
		6,384
Computer & Office Equipment - 5.8%
Apple, Inc. ‡	30,000	4,606

Drug Stores & Proprietary Stores - 2.2%
Walgreen Co.	38,000	1,795

Electronic & Other Electric Equipment - 3.1%
General Electric Co.	60,000	2,484

Electronic Components & Accessories - 2.8%
Tyco Electronics, Ltd.	63,000	2,232

Engineering & Management Services - 4.4%
Jacobs Engineering Group, Inc. ‡	47,000	3,552

Furniture & Fixtures - 3.1%
Johnson Controls, Inc.	21,000	2,480

1

Hotels & Other Lodging Places - 5.2%
Las Vegas Sands Corp. ‡	3,350	$447
Marriott International, Inc.-Class A	50,000	2,174
MGM Mirage, Inc. ‡	17,590	1,573
		4,194
Industrial Machinery & Equipment - 2.9%
Caterpillar, Inc.	30,000	2,353

Instruments & Related Products - 1.6%
Raytheon Co.	20,000	1,276

Insurance - 3.0%
American International Group, Inc.	35,000	2,368

Medical Instruments & Supplies - 3.4%
Varian Medical Systems, Inc. ‡	27,000	1,131
Zimmer Holdings, Inc. ‡	20,000	1,620
		2,751
Oil & Gas Extraction - 2.6%
Schlumberger, Ltd.	20,000	2,100

Petroleum Refining - 1.8%
Suncor Energy, Inc.	15,000	1,422

Pharmaceuticals - 5.1%
Allergan, Inc.	38,000	2,450
Gilead Sciences, Inc. ‡	40,000	1,635
		4,085
Printing & Publishing - 3.1%
McGraw-Hill Cos., Inc. (The)	48,000	2,444

Security & Commodity Brokers - 10.7%
American Express Co.	45,000	2,672
Ameriprise Financial, Inc.	38,000	2,398
CME Group, Inc.	6,000	3,524
		8,594
Telecommunications - 2.0%
AT&T, Inc.	37,000	1,565

Transportation & Public Utilities - 3.2%
Expeditors International of Washington, Inc.	55,000	2,602

Total Common Stocks (cost: $61,946)		77,547

Total Investment Securities (cost: $61,946)#		$77,547

2

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $61,990.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $16,089 and $532, respectively.  Net unrealized appreciation for tax purposes is $15,557.

3

TRANSAMERICA PREMIER INSTITUTIONAL SMALL CAP VALUE FUND

Schedule of Investments - September 30, 2007 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 100.1%
Apparel Products - 2.2%
Hanesbrands, Inc. ‡	700	$20

Auto Repair, Services & Parking - 2.0%
Wright Express Corp. ‡	480	18

Chemicals & Allied Products - 1.8%
Terra Nitrogen Co., L.P.	125	16

Communications Equipment - 1.7%
ID Systems, Inc. ‡	1,255	15

Computer & Data Processing Services - 5.8%
ActivIdentity Corp. ‡	2,700	14
Cogent, Inc. ‡	1,400	22
Fair Isaac Corp.	450	16
		52
Computer & Office Equipment - 0.9%
Hypercom Corp. ‡	1,800	8

Construction - 9.4%
Chemed Corp.	430	27
McDermott International, Inc. ‡	1,050	57
		84
Electric Services - 1.8%
CMS Energy Corp.	970	16

Electronic & Other Electric Equipment - 4.3%
Acuity Brands, Inc.	370	19
Genlyte Group, Inc. ‡	300	19
		38
Fabricated Metal Products - 2.7%
Gulf Island Fabrication, Inc.	625	24

Holding & Other Investment Offices - 8.2%
Annaly Capital Management, Inc. REIT	1,300	21
LTC Properties, Inc. REIT	500	12
Omega Healthcare Investors, Inc. REIT	1,300	20
Sunstone Hotel Investors, Inc. REIT	800	20
		73
Insurance - 3.7%
American Safety Insurance Holdings, Ltd. ‡	750	15
HCC Insurance Holdings, Inc.	630	18
		33

1

Management Services - 5.0%
FTI Consulting, Inc. ‡	700	$35
Navigant Consulting, Inc. ‡	770	10
		45
Medical Instruments & Supplies - 1.5%
Orthofix International NV ‡	260	13

Mining - 0.7%
International Coal Group, Inc. ‡	1,400	6

Oil & Gas Extraction - 11.1%
Aurora Oil & Gas Corp. ‡	4,680	7
Dawson Geophysical Co. ‡	220	17
Edge Petroleum Corp. ‡	1,450	19
Stone Energy Corp. ‡	500	20
Superior Energy Services, Inc. ‡	1,007	36
		99
Personal Credit Institutions - 1.0%
Advance America Cash Advance Centers, Inc.	885	9

Primary Metal Industries - 1.8%
Claymont Steel Holdings, Inc. ‡	805	16

Restaurants - 1.2%
O’Charley’s, Inc.	725	11

Rubber & Misc. Plastic Products - 1.3%
Jarden Corp. ‡	400	12

Savings Institutions - 1.3%
Partners Trust Financial Group, Inc.	1,000	12

Security & Commodity Brokers - 1.9%
Diamond Hill Investment Group, Inc. ‡	205	17

Water Transportation - 27.3%
Aegean Marine Petroleum Network, Inc.	960	35
Aries Maritime Transport, Ltd.	1,900	17
DryShips, Inc.	570	52
Excel Maritime Carriers, Ltd.	900	50
Genco Shipping & Trading, Ltd.	750	49
Omega Navigation Enterprises, Inc.-Class A	905	18
StealthGas, Inc.	1,350	23
		244

2

Wholesale Trade Nondurable Goods - 1.5%
Dean Foods Co.	500	$13

Total Common Stocks (cost: $629)		894

Total Investment Securities (cost: $629)#		$894

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $627.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $315 and $48, respectively.  Net unrealized appreciation for tax purposes is $267.

DEFINITIONS:

REIT	Real Estate Investment Trust

3

TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY FUND

Schedule of Investments - September 30, 2007 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace - 4.3%
Boeing Co. (The)	140	$15
United Technologies Corp.	200	16
		31
Air Transportation - 0.8%
FedEx Corp.	60	6

Apparel & Accessory Stores - 1.7%
Nordstrom, Inc.	250	12

Automotive - 5.6%
DaimlerChrysler AG	115	12
Harley-Davidson, Inc.	190	9
PACCAR, Inc.	225	19
		40
Beverages - 1.0%
PepsiCo, Inc.	100	7

Business Services - 1.7%
Lamar Advertising Co.	250	12

Chemicals & Allied Products - 5.3%
Ecolab, Inc.	355	17
Monsanto Co.	250	21
		38
Commercial Banks - 1.0%
JP Morgan Chase & Co.	150	7

Communications Equipment - 1.4%
QUALCOMM, Inc.	240	10

Computer & Data Processing Services - 7.9%
Electronic Arts, Inc. ‡	270	15
Google, Inc.-Class A ‡	30	17
Intuit, Inc. ‡	210	6
Microsoft Corp.	500	15
Salesforce.com, Inc. ‡	75	4
		57
Computer & Office Equipment - 8.5%
Apple, Inc. ‡	300	46
Hewlett-Packard Co.	300	15
		61

1

Drug Stores & Proprietary Stores - 1.5%
Walgreen Co.	240	$11

Electronic Components & Accessories - 4.0%
Intel Corp.	500	13
NVIDIA Corp. ‡	200	7
Tyco Electronics, Ltd.	260	9
		29
Engineering & Management Services - 4.0%
Jacobs Engineering Group, Inc. ‡	385	29

Food Stores - 1.0%
Whole Foods Market, Inc.	150	7

Furniture & Fixtures - 2.5%
Johnson Controls, Inc.	150	18

Holding & Other Investment Offices - 2.8%
Host Hotels & Resorts, Inc. REIT	250	6
Plum Creek Timber Co., Inc. REIT	320	14
		20
Hotels & Other Lodging Places - 2.2%
Las Vegas Sands Corp. ‡	120	16

Industrial Machinery & Equipment - 7.1%
Caterpillar, Inc.	290	23
Donaldson Co., Inc.	250	10
Kennametal, Inc.	210	18
		51
Instruments & Related Products - 1.1%
Trimble Navigation, Ltd. ‡	200	8

Medical Instruments & Supplies - 1.5%
Zimmer Holdings, Inc. ‡	130	11

Motion Pictures - 1.9%
Walt Disney Co.	400	14

Motor Vehicles, Parts & Supplies - 2.9%
BorgWarner, Inc.	230	21

Oil & Gas Extraction - 2.4%
Schlumberger, Ltd.	160	17

Petroleum Refining - 1.7%
Suncor Energy, Inc.	130	12

2

Pharmaceuticals - 1.0%
Sigma-Aldrich Corp.	150	$7

Printing & Publishing - 2.4%
McGraw-Hill Cos., Inc. (The)	340	17

Restaurants - 0.8%
Starbucks Corp. ‡	245	6

Rubber & Misc. Plastic Products - 2.6%
NIKE, Inc.-Class B	320	19

Security & Commodity Brokers - 11.5%
American Express Co.	280	17
Ameriprise Financial, Inc.	240	15
BlackRock, Inc.	45	8
Charles Schwab Corp. (The)	520	11
CME Group, Inc.	35	21
T. Rowe Price Group, Inc.	200	11
		83
Telecommunications - 2.2%
Verizon Communications, Inc.	350	16

Transportation & Public Utilities - 1.2%
Expeditors International of Washington, Inc.	190	9

Wholesale Trade Durable Goods - 2.4%
Grainger (W.W.), Inc.	190	17

Total Common Stocks (cost: $528)		719

Total Investment Securities (cost: $528)#		$719

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $527.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $200 and $8, respectively.  Net unrealized appreciation for tax purposes is $192.

DEFINITIONS:

REIT	Real Estate Investment Trust

3

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-Q(a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INVESTORS, INC.
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	November 20, 2007

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer
Date:	November 20, 2007